Consolitdated Statement of Income and Comprehesive Income - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Total revenue		$ 21,141,677	$ 30,616,040	$ 31,606,067
Cost of revenues
Total cost of revenues		14,827,833	21,839,009	21,962,617
Gross Profit		6,313,844	8,777,031	9,643,450
Operating expenses:
Selling		3,727,839	4,247,353	3,704,183
General and administrative		1,308,430	1,349,911	2,057,553
Research and development		1,581,779	2,091,600	1,591,754
Provision for credit losses		44,465	583,877	828,761
Total operating expenses		6,662,513	8,272,741	8,182,251
Income (loss) from operations		(348,669)	504,290	1,461,199
Other income (expense):
Interest income		26,864	10,847	14,498
Interest expense		(160,629)	(306,141)	(45,650)
Other income, net		1,008,079	635,219	344,003
Total other income, net		874,314	339,925	312,851
Income before income taxes		525,645	844,215	1,774,050
Provision (benefit) for income taxes		(79,088)	(146,200)	40,879
Net income		604,733	990,415	1,733,171
Less: Net loss attributable to non-controlling interests		(5,117)	(39,075)	(33,474)
Net income attributable to the Company		609,850	1,029,490	1,766,645
Other comprehensive income (loss)
Foreign currency translation adjustments		(299,149)	(787,376)	198,574
Comprehensive income		305,584	203,039	1,931,745
Less: Comprehensive loss attributable to non-controlling interests		(3,104)	(35,594)	(33,874)
Comprehensive income attributable to the Company		$ 308,688	$ 238,633	$ 1,965,619
Earnings Per share – Basic (in Dollars per share)		$ 0.06	$ 0.1	$ 0.18
Weighted Average Shares Outstanding – Basic (in Shares)	[1]	10,000,000	10,000,000	9,986,575
Product sales
Revenue
Total revenue		$ 20,087,944	$ 29,368,313	$ 30,369,041
Warranty service
Revenue
Total revenue		1,053,733	1,247,727	1,237,026
Cost of product sales
Cost of revenues
Total cost of revenues		14,386,198	21,412,390	21,521,653
Cost of warranty service
Cost of revenues
Total cost of revenues		$ 441,635	$ 426,619	$ 440,964

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization